Cover	Jun. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2024
Entity File Number	0-25248
Entity Registrant Name	CONSOLIDATED WATER CO. LTD.
Entity Central Index Key	0000928340
Entity Tax Identification Number	98-0619652
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Regatta Office Park
Entity Address, Address Line Two	Windward Three, 4th Floor
Entity Address, Address Line Three	West Bay Road, P.O. Box 1114
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	945-4277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.60 par value
Trading Symbol	CWCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false